Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Summary Of Accounting Policies [Line Items]
Investments in publicly-traded companies carried at vair value if ownership is less than percent threshold	20.00%
Investments in nonpublicly-traded companies carried at cost if ownership is less than percent threshold	20.00%
Percentage of revenue from multiple deliverable arrangements	10.00%
Undistributed earnings of non-U.S. subsidiaries	$ 5,900,000,000
Foreign currency translation credits	671,000,000	649,000,000
Pension and postretirement charges	1,164,000,000	1,108,000,000
Cash flow hedges and other charges (credits)	$ 69,000,000	$ (33,000,000)
Buildings [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life in years	40
Buildings [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life in years	30
Machinery And Equipment [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life in years	12
Machinery And Equipment [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, plant and equipment, useful life in years	8
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	50.00%
Warranty period (in years)	2
Percentage of product warranty expenses on sales	1.00%
General duration of hedge positions is equal to or less than (in years)	2
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	20.00%
Warranty period (in years)	1